Financial assets, liabilities and financial results (telecom activities) - Financial assets - Additional information (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 05, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Gains (losses) recognised in other comprehensive income		€ 3	€ (116)	€ 9
Odyssey Music Group (Deezer) [Member]
Disclosure of financial assets [line items]
Gains on disposals of investments	€ 77
Decrease in fair value recognized in other comprehensive income	€ 77		€ (54)